DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Derivative Financial Instruments According to Type of Hedge Designation
Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2021
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreements - commercial	$6,753	7.4	$(384)
Pay-fixed interest rate swap agreements - securities available for sale	148,895	5.8	4,413
Total	$155,648	5.9	$4,029

No hedge designation
Rate-lock mortgage loan commitments	$129,846	0.1	$2,140
Mandatory commitments to sell mortgage loans	97,737	0.1	(68)
Interest rate swaption agreement	10,000	0.2	186
Pay-fixed interest rate swap agreements - commercial	207,080	5.7	(5,179)
Pay-variable interest rate swap agreements - commercial	207,080	5.7	5,179
Interest rate cap agreements	90,000	1.3	35
Total	$741,743	3.4	$2,293

	2020
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreements - commercial	$7,088	8.4	$(776)
Pay-fixed interest rate swap agreements - securities available for sale	41,950	7.1	15
Total	$49,038	7.3	$(761)

No hedge designation
Rate-lock mortgage loan commitments	$168,816	0.1	$7,020
Mandatory commitments to sell mortgage loans	186,092	0.1	(941)
Pay-fixed interest rate swap agreements - commercial	147,456	4.5	(9,700)
Pay-variable interest rate swap agreements - commercial	147,456	4.5	9,700
Pay-fixed interest rate swap agreements	25,000	0.6	(295)
Interest rate cap agreements	135,000	1.8	5
Purchased options	2,908	0.5	42
Written options	2,848	0.5	(42)
Total	$815,576	2.0	$5,789

Fair Value of Derivative Instruments
Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2021		2020		2021		2020
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments	-		-		-		-
Pay-fixed interest rate swap agreements	Other assets	$4,413	Other assets	$15	Other liabilities	$384	Other liabilities	$776
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	$2,140	Other assets	$7,020	Other liabilities	$-	Other liabilities	$-
Mandatory commitments to sell mortgage loans	Other assets	-	Other assets	-	Other liabilities	68	Other liabilities	941
Interest rate swaption agreement	Other assets	186	Other assets	-	Other liabilities	-	Other liabilities	-
Pay-fixed interest rate swap agreements - commercial	Other assets	165	Other assets	-	Other liabilities	5,344	Other liabilities	9,700
Pay-variable interest rate swap agreements - commercial	Other assets	5,344	Other assets	9,700	Other liabilities	165	Other liabilities	-
Pay-fixed interest rate swap agreements	Other assets	-	Other assets	-	Other liabilities	-	Other liabilities	295
Interest rate cap agreements	Other assets	35	Other assets	5	Other liabilities	-	Other liabilities	-
Purchased options	Other assets	-	Other assets	42	Other liabilities	-	Other liabilities	-
Written options	Other assets	-	Other assets	-	Other liabilities	-	Other liabilities	42
		7,870		16,767		5,577		10,978
Total derivatives		$12,283		$16,782		$5,961		$11,754

Effect of Derivative Financial Instruments on Consolidated Statement of Operations
The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
	Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income (Effective Portion)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income	Gain (Loss) Recognized in Income
	2021	2020	2019		2021	2020	2019		2021	2020	2019
	(In thousands)
Fair Value Hedges
Pay-fixed interest rate swap agreement - commercial								Interest and fees on loans	$392	$(534)	$(242)
Pay-fixed interest rate swap agreement - securities available for sale								Interest on securities available for sale - tax-exempt	4,398	15	-
Total									$4,790	$(519)	$(242)
Cash Flow Hedges
Interest rate cap agreements	$-	$125	$(1,211)	Interest expense	$-	$(1,885)	$363
Pay-fixed interest rate swap agreements	-	(479)	(392)	Interest expense	-	(654)	62
Total	$-	$(354)	$(1,603)		$-	$(2,539)	$425
No hedge designation
Rate-lock mortgage loan commitments								Net gains on mortgage loans	$(4,880)	$5,608	$725
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	873	(791)	233
Interest rate swaption agreement								Net gains on mortgage loans	(2)	-	-
Pay-fixed interest rate swap agreements - commercial								Interest income	4,521	(6,059)	(4,046)
Pay-variable interest rate swap agreements -commercial								Interest income	(4,521)	6,059	4,046
Pay-fixed interest rate swap agreements								Interest expense	295	231	-
Interest rate cap agreements								Interest expense	30	(57)	-
Purchased options								Interest expense	(42)	(99)	25
Written options								Interest expense	42	97	(23)
Total									$(3,684)	$4,989	$960